Financial instruments (Details 4) (CHF) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended																																					6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012 Recurring basis Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2012 Recurring basis Securities received as collateral	Jun. 30, 2013 Recurring basis Trading assets	Jun. 30, 2012 Recurring basis Trading assets	Jun. 30, 2013 Recurring basis Trading assets Debt securities	Jun. 30, 2012 Recurring basis Trading assets Debt securities	Jun. 30, 2013 Recurring basis Trading assets Debt securities Corporate debt securities	Jun. 30, 2012 Recurring basis Trading assets Debt securities Corporate debt securities	Jun. 30, 2013 Recurring basis Trading assets Debt securities RMBS	Jun. 30, 2012 Recurring basis Trading assets Debt securities RMBS	Jun. 30, 2013 Recurring basis Trading assets Debt securities CMBS	Jun. 30, 2012 Recurring basis Trading assets Debt securities CMBS	Jun. 30, 2013 Recurring basis Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2012 Recurring basis Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2013 Recurring basis Trading assets Equity securities	Jun. 30, 2012 Recurring basis Trading assets Equity securities	Jun. 30, 2013 Recurring basis Trading assets Derivative instruments	Jun. 30, 2012 Recurring basis Trading assets Derivative instruments	Jun. 30, 2013 Recurring basis Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2012 Recurring basis Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2013 Recurring basis Trading assets Derivative instruments Credit derivatives	Jun. 30, 2012 Recurring basis Trading assets Derivative instruments Credit derivatives	Jun. 30, 2013 Recurring basis Trading assets Derivative instruments Equity/Index-related products	Jun. 30, 2012 Recurring basis Trading assets Derivative instruments Equity/Index-related products	Jun. 30, 2013 Recurring basis Trading assets Other	Jun. 30, 2012 Recurring basis Trading assets Other	Jun. 30, 2013 Recurring basis Investment securities	Jun. 30, 2012 Recurring basis Investment securities	Jun. 30, 2013 Recurring basis Other investments	Jun. 30, 2012 Recurring basis Other investments	Jun. 30, 2013 Recurring basis Other investments Hedge funds	Dec. 31, 2012 Recurring basis Other investments Hedge funds	Jun. 30, 2013 Recurring basis Other investments Other equity investments	Dec. 31, 2012 Recurring basis Other investments Other equity investments	Jun. 30, 2013 Recurring basis Other investments Other equity investments - of which private	Dec. 31, 2012 Recurring basis Other investments Other equity investments - of which private	Jun. 30, 2013 Recurring basis Other investments Life finance instruments	Jun. 30, 2012 Recurring basis Other investments Life finance instruments	Jun. 30, 2013 Recurring basis Other investments Equity securities	Jun. 30, 2012 Recurring basis Other investments Equity securities	Jun. 30, 2013 Recurring basis Loans	Jun. 30, 2012 Recurring basis Loans	Jun. 30, 2013 Recurring basis Loans - of which commercial and industrial	Jun. 30, 2012 Recurring basis Loans - of which commercial and industrial	Jun. 30, 2013 Recurring basis Loans - of which financial institutions	Jun. 30, 2012 Recurring basis Loans - of which financial institutions	Jun. 30, 2013 Recurring basis Other intangible assets.	Jun. 30, 2012 Recurring basis Other intangible assets.	Jun. 30, 2013 Recurring basis Other assets	Jun. 30, 2012 Recurring basis Other assets	Jun. 30, 2013 Recurring basis Other assets - of which loans held-for-sale	Jun. 30, 2012 Recurring basis Other assets - of which loans held-for-sale	Jun. 30, 2013 Recurring basis Other assets - of which loans held-for-sale RMBS	Jun. 30, 2013 Recurring basis Assets	Jun. 30, 2012 Recurring basis Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			1,204	193	15,509	22,278	5,888	10,028	3,192	5,076	724	1,786	1,023	1,517	447	727	485	467	6,650	9,587	1,859	2,547	1,294	2,171	1,920	2,732	2,486	2,196	170	102	8,184	9,045	133	165	2,099	2,243	2,099	2,245	1,818	1,969	6,366	7,076	6,619	6,842	4,778	4,559	1,530	2,179	43	70	5,164	7,469	4,463	6,901		35,689	47,203
Transfers in, assets	2,128	3,380	0	0	1,736	2,578	465	1,269	146	479	257	517	26	111	14	136	190	287	916	912	42	55	721	455	149	396	165	110	0	0	0	4							0	0	0	4	93	220	81	114	11	76	0	0	1,551	1,180	1,540	1,155		3,380	3,982
Transfers out, assets	(2,174)	(5,513)	0	(195)	(2,273)	(2,759)	(979)	(1,477)	(483)	(665)	(292)	(545)	(100)	(154)	(39)	(44)	(173)	(39)	(897)	(1,128)	(198)	(247)	(262)	(328)	(258)	(459)	(224)	(115)	0	0	(40)	(48)							0	0	(40)	(48)	(1,644)	(97)	(322)	(97)	(2)	0	0	0	(1,556)	(1,593)	(1,554)	(1,592)		(5,513)	(4,692)
Purchases, assets			0	0	6,157	4,775	3,291	3,338	1,009	2,268	758	477	129	206	1,384	300	139	198	0	0	0	0	0	0	0	0	2,727	1,239	166	0	845	490							100	70	745	420	368	327	368	92	1	227	0	2	2,673	1,513	2,494	1,465		10,209	7,107
Sales, assets			0	0	(6,973)	(6,884)	(4,604)	(5,310)	(2,020)	(3,323)	(638)	(999)	(821)	(142)	(1,008)	(485)	(236)	(446)	0	0	0	0	0	0	0	0	(2,133)	(1,128)	(17)	(7)	(1,515)	(783)							(186)	(154)	(1,329)	(629)	(834)	(712)	(595)	(353)	(119)	(345)	0	0	(1,707)	(1,744)	(1,538)	(1,662)		(11,046)	(10,130)
Issuances, assets			0	0	721	701	0	0	0	0	0	0	0	0	0	0	0	0	721	701	164	152	111	145	116	259	0	0	0	0	0	0							0	0	0	0	3,593	1,779	1,346	1,095	240	496	0	0	700	101	700	101		5,014	2,581
Settlements, assets			0	0	(1,069)	(1,656)	0	0	0	0	0	0	0	0	0	0	0	0	(1,004)	(1,656)	(198)	(369)	(302)	(385)	(225)	(616)	(65)	0	0	0	0	0							0	0	0	0	(1,193)	(1,803)	(780)	(1,459)	(363)	(329)	0	0	(501)	(664)	(501)	(665)		(2,763)	(4,123)
Gain (loss) on transfers in/out included in trading revenues, assets			0	0	233	115	130	28	113	35	6	(11)	(3)	(5)	2	1	6	16	96	73	2	11	33	0	62	57	1	(2)	0	0	0	0							0	0	0	0	(1)	5	0	5	0	0	0	0	16	54	15	53		248	174
Gain (loss) on all other activity included in trading revenues, assets			(25)	0	5	47	150	34	9	232	64	26	33	(170)	45	17	(2)	(52)	(97)	55	(161)	34	(9)	22	250	(129)	(46)	10	0	0	(82)	26							(80)	25	(2)	1	(81)	(186)	(126)	12	(49)	(221)	0	0	133	318	92	286	90	(25)	180
Gain (loss) on transfers in/out included in other revenues, assets			0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0							0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	0
Gain (loss) on all other activity included in other revenues, assets			0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	276	381							0	0	276	381	0	0	0	0	0	0	(6)	(9)	0	0	0	0		270	372
Foreign currency translation impact, assets			7	2	467	82	170	25	91	23	27	2	19	1	20	2	14	(2)	194	42	50	12	41	11	62	7	89	17	0	(3)	257	43							61	12	196	31	229	25	149	10	49	10	2	0	158	1	131	10		1,113	157
Balance at end of period, assets			1,186	0	14,513	19,277	4,511	7,935	2,057	4,125	906	1,253	306	1,364	865	654	423	429	6,579	8,586	1,560	2,195	1,627	2,091	2,076	2,247	3,000	2,327	319	92	7,925	9,158	133	165	2,099	2,243	2,099	2,245	1,713	1,922	6,212	7,236	7,149	6,400	4,899	3,978	1,298	2,093	39	63	6,631	6,635	5,842	6,052		36,576	42,811